Annual Total Returns - FidelitySeriesSmallCapOpportunitiesFund-PRO - FidelitySeriesSmallCapOpportunitiesFund-PRO - Fidelity Series Small Cap Opportunities Fund - Fidelity Series Small Cap Opportunities Fund
Sep. 28, 2024
Bar Chart Table:
Annual Return 2014	2.27%
Annual Return 2015	(0.55%)
Annual Return 2016	15.18%
Annual Return 2017	12.02%
Annual Return 2018	(7.63%)
Annual Return 2019	29.91%
Annual Return 2020	17.04%
Annual Return 2021	23.67%
Annual Return 2022	(17.88%)
Annual Return 2023	20.38%